CONSOLIDATION OF VARIABLE INTEREST ENTITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
CONSOLIDATION OF VARIABLE INTEREST ENTITIES
9.	CONSOLIDATION OF VARIABLE INTEREST ENTITIES
The Company consolidates VIEs for which it is the primary beneficiary or VOEs for which it controls through a majority voting interest or other arrangement. See Note 2 for more information on how the Company evaluates an entity for consolidation.
The Company evaluated any entity in which it had a variable interest upon formation to determine whether the entity should be consolidated. The Company also evaluated the consolidation conclusion during each reconsideration event, such as changes in the governing documents or additional equity contributions to the entity. During the nine months ended September 30, 2023, the Company’s consolidated VIEs, LMA Income Series II LP, LMX Series LLC (LMATT Series 2024, Inc.), and LMA Income Series, LP, had total assets of $62,831,856 and liabilities of $56,775,736. For the year ended December 31, 2022, the Company’s consolidated VIEs, LMATT Series 2024, Inc., Longevity Market Advisors, Regional Investment Services and LMA Income Series, LP, had total assets and liabilities of $30,073,972 and $27,116,762, respectively. The Company did not deconsolidate any entities during the period ended September 30, 2023, or during the year ended December 31, 2022.
As of September 30, 2023, the Company held total assets of $824,375 and liabilities of $191,632, in unconsolidated VIEs. As of December 31, 2022, the Company held total assets of $987,964 and liabilities of $358,586 in unconsolidated VIEs.

7.	CONSOLIDATION OF VARIABLE INTEREST ENTITIES
The Company consolidates VIEs for which it is the primary beneficiary or VOEs for which it controls through a majority voting interest or other arrangement. See Note 2 for more information on how the Company evaluates an entity for consolidation.
The Company evaluated any entity in which it had a variable interest upon formation to determine whether the entity should be consolidated. The Company also evaluated the consolidation conclusion during each reconsideration event, such as changes in the governing documents or additional equity contributions to the entity. During the year ended December 31, 2022, the Company consolidated LMX, Longevity Market Advisors and LMA Income Series, LP, which had total assets and liabilities of $30,073,972 and $27,116,762. For the year ended December 31, 2021, the Company’s consolidated LMX, which had total assets and liabilities of $400 and $0, respectively. The Company did not deconsolidate any entities during the year ended December 31, 2022 or December 31, 2021.
For the year ended December 31, 2022, the Company held total assets of $987,964 and liabilities of $358,586, in unconsolidated VIE’s. As of December 31, 2021, the Company held total assets of $596,567 and liabilities of $2,218 in unconsolidated VIE’s.